(18) PRIVATE PENSION PLAN (Details 5) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
2018	R$ 528,556
2019	549,268
2020	567,967
2021	586,525
2022 to 2027	3,868,957
Total	6,101,273
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
2018	374,545
2019	387,635
2020	399,573
2021	410,879
2022 to 2027	2,663,707
Total	4,236,339
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
2018	84,231
2019	88,618
2020	92,230
2021	96,650
2022 to 2027	667,185
Total	1,028,914
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
2018	9,010
2019	9,252
2020	9,572
2021	9,829
2022 to 2027	63,274
Total	100,937
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
2018	26,223
2019	27,396
2020	28,545
2021	29,487
2022 to 2027	200,079
Total	311,730
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
2018	34,547
2019	36,367
2020	38,047
2021	39,680
2022 to 2027	274,712
Total	R$ 423,353